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                                                           1933 Act Rule 497(j)
                                                      1933 Act File No. 2-28049
                                                     1940 Act File No. 811-1586

                             THE KAUFMANN FUND, INC
                         140 E. 45TH STREET, 43RD FLOOR
                            NEW YORK, NEW YORK 10017
                                (212) 922-0123

                                  May 17, 2000

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

            Re:   THE KAUFMANN FUND, INC.
                  RULE 497(J) FILING

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 51/50 to the Registration Statement of The Kaufmann Fund, Inc., which was filed with the SEC via EDGAR on April 28, 2000.

            Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.

                                    Very truly yours,

                                    /s/ Lucy A. Muccio

                                    Lucy A. Muccio
                                    Assistant Treasurer

cc:   Michael V. Farrell